Investments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Investments Abstract
Schedule of information on direct subsidiaries, joint arrangements and associates

	Main business segment	% Petrobras' ownership	% Petrobras' voting rights	Sales revenues (1)	Share-holders’ equity (deficit)	Net income (loss)for the year	Country
Subsidiaries
Petrobras International Braspetro - PIB BV	Several	100.00	100.00	44,842	59,836	3,668	Netherlands
Petrobras Transporte S.A. - Transpetro	RT&M	100.00	100.00	2,227	932	161	Brazil
Petrobras Logística de Exploração e Produção S.A. - PB-LOG	E&P	100.00	100.00	281	60	99	Brazil
Petrobras Biocombustível S.A.	G&LCE	100.00	100.00	242	135	13	Brazil
Araucária Nitrogenados S.A.	RT&M	100.00	100.00	−	90	75	Brazil
Termomacaé S.A.	G&LCE	100.00	100.00	11	48	7	Brazil
Braspetro Oil Services Company - Brasoil	Corporate, others	100.00	100.00	−	2	−	Cayman Islands
Termobahia S.A.	G&LCE	98.85	98.85	−	56	10	Brazil
Baixada Santista Energia S.A.	G&LCE	100.00	100.00	−	53	8	Brazil
Fundo de Investimento Imobiliário RB Logística - FII	Corporate, others	99.15	99.15	−	18	5	Brazil
Procurement Negócios Eletrônicos S.A.	Corporate, others	72.00	49.00	14	6	1	Brazil
Petrobras Comercializadora de Gás e Energia e Participações S.A.	G&LCE	100.00	100.00	29	12	5	Brazil
Transportadora Brasileira Gasoduto Bolívia - Brasil S.A.	G&LCE	51.00	51.00	313	61	85	Brazil
Associação Petrobras de Saúde (2)	Corporate, others	93.47	93.47	892	117	5	Brazil
Joint operations
Fábrica Carioca de Catalizadores S.A. - FCC	RT&M	50.00	50.00	60	47	22	Brazil
Joint ventures
Logum Logística S.A.	RT&M	30.00	30.00	−	186	(23)	Brazil
Petrocoque S.A. Indústria e Comércio	RT&M	50.00	50.00	−	23	4	Brazil
Refinaria de Petróleo Riograndense S.A.	RT&M	33.20	33.33	−	5	(16)	Brazil
Brasympe Energia S.A.	G&LCE	20.00	20.00	−	13	3	Brazil
Metanor S.A. - Metanol do Nordeste	RT&M	34.54	50.00	−	20	6	Brazil
Companhia de Coque Calcinado de Petróleo S.A. - Coquepar	RT&M	45.00	45.00	−	−	−	Brazil
Associates
Braskem S.A. (3)	RT&M	36.15	47.03	−	(4)	(1,053)	Brazil
Energética SUAPE II S.A.	G&LCE	20.00	20.00	−	84	32	Brazil
Nitrocolor Produtos Químicos LTDA.	RT&M	38.80	38.80	−	−	−	Brazil
Bioenergética Britarumã S.A.	G&LCE	30.00	30.00	−	−	−	Brazil
Transportadora Sulbrasileira de Gás - TSB	G&LCE	25.00	25.00	−	2	1	Brazil
(1) Sales revenues refers to the home country of companies. Regarding PIBBV, the composition of sales revenue is: 55% in the Netherlands, 26% in the United States, and 19% in Singapore.
(2) APS is a non-profit civil association, which carries out health assistance activities, and is consolidated in the Company’s financial statements.
(3) Equity and net income at September 30, 2024, most current public information.

Schedule of investments in associates and joint ventures

	Balance at 12.31.2023	Investments	Restructuring, capital decrease and others	Results in equity-accounted investments	CTA	OCI	Dividends	Balance at 12.31.2024
Joint Ventures	481	13	–	125	(4)	–	(134)	481
MP Gulf of Mexico, LLC/PIB BV	340	−	−	75	1	−	(118)	298
Compañia Mega S.A. - MEGA	119	−	−	60	1	−	(17)	163
Other joint ventures	22	13	−	(10)	(6)	−	1	20
Associates	873	9	(12)	(752)	323	(261)	(5)	175
Others Associates	873	9	(12)	(752)	323	(261)	(5)	175
Other investments	4	−	−	−	(1)	−	−	3
Total	1,358	22	(12)	(627)	318	(261)	(139)	659

	Balance at 12.31.2022	Investments	Restructuring, capital decrease and others	Results in equity-accounted investments	CTA	OCI	Dividends	Balance at 12.31.2023
Joint Ventures	546	12	–	(2)	2	1	(78)	481
MP Gulf of Mexico, LLC/PIB BV	374	−	−	(3)	(1)	−	(30)	340
Compañia Mega S.A. - MEGA	149	−	−	4	1	−	(35)	119
Other joint ventures	23	12	−	(3)	2	1	(13)	22
Associates	1,016	12	(1)	(302)	(114)	266	(4)	873
Other investments	4	−	−	−	−	−	−	4
Total	1,566	24	(1)	(304)	(112)	267	(82)	1,358

Schedule of investments in non- consolidated listed companies

	Thousand-share lot			Quoted stock exchange prices (US$ per share)		Fair value
	12.31.2024	12.31.2023	Type	12.31.2024	12.31.2023	12.31.2024	12.31.2023
Associate
Braskem S.A.	212,427	212,427	Common	1.95	4.48	415	952
Braskem S.A.	75,762	75,762	Preferred A	1.87	4.52	142	342
						557	1,294

Schedule of condensed financial information

	FIDC		TBG
	2024	2023	2024	2023
Current assets	14,839	7,803	156	260
Property, plant and equipment	−	1	246	314
Other non-current assets	−	−	4	4
	14,839	7,804	406	578
Current liabilities	13	8	159	250
Non-current liabilities	−	−	186	224
Shareholders' equity	14,826	7,796	61	104
	14,839	7,804	406	578
Sales revenues	−	−	313	349
Net income	1,317	1,203	85	153
Increase (decrease) in cash and cash equivalents	203	(1,133)	(51)	39

Schedule of condensed financial information

	2024				2023

	Joint ventures			Associates(1)	Joint ventures			Associates(1)

	In Brazil	MP Gulf of Mexico, LLC	Other companies abroad		In Brazil	MP Gulf of Mexico, LLC	Other companies abroad

Current assets	345	400	271	6,102	330	537	275	7,910
Non-current assets	242	6	22	3,365	272	66	9	2,591
Property, plant and equipment	418	1,808	305	6,594	525	1,863	189	8,082
Other non-current assets	29	−	−	1,267	41	1	−	1,263
	1,034	2,214	598	17,328	1,168	2,467	473	19,846
Current liabilities	284	315	99	4,554	313	365	70	5,096
Non-current liabilities	498	425	19	12,641	533	424	52	13,182
Shareholders' equity	246	1,176	480	43	315	1,336	351	1,690
Non-controlling interest	6	298	−	90	7	342	−	(122)
	1,034	2,214	598	17,328	1,168	2,467	473	19,846

Sales revenues	786	1,124	149	14,430	1,036	907	−	14,199
Net Income (loss) for the year	(25)	481	208	(2,119)	5	408	21	(849)
Ownership interest - %	20 to 50%	20%	34 to 45%	20 to 38.8%	20 to 50%	20%	34 to 45%	18.8 to 38.8%
(1) It is mainly composed of Braskem.